Financial Liabilities - Loans and Borrowings (Details)		12 Months Ended	48 Months Ended
	May 07, 2020	Dec. 31, 2023 EUR (€)	Dec. 31, 2018 EUR (€) loan	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Financial Liabilities
Amount extended		€ 4,911,455,000		€ 5,146,455,000
Non-current, Loan transaction costs		(154,458,000)		(239,768,000)
Non-current loans and borrowings		3,649,484,000		3,592,112,000
Current loans and borrowings, Amount extended		691,514,000		481,163,000
Current loans, Loan transaction costs		(89,127,000)		(57,564,000)
Current loans and borrowings		674,308,000		449,410,000
Current loans and borrowings, accrued interest		27,468,000		12,592,000
Loans and Borrowings
Financial Liabilities
Non-current, Loan transaction costs		(104,797,000)		(163,476,000)
Current loans, Loan transaction costs		(59,735,000)		(36,559,000)
Senior debt
Financial Liabilities
Amount extended		3,703,896,000		3,703,896,000
Non-current loans and borrowings, Carrying amount		3,309,032,000		3,419,058,000
Current loans and borrowings, Carrying amount		34,832,000		8,904,000
EIB Loan
Financial Liabilities
Amount extended		270,000,000		270,000,000
Carrying amount		116,875,000		148,750,000
Non-current loans and borrowings, Carrying amount		85,000,000		116,875,000
Current loans and borrowings, Carrying amount		€ 31,875,000		31,875,000
Number of long-term loans arranged with European Investment Bank | loan			3
Nominal value			€ 270,000,000
Long-term loans maturity period (in years)		10 years
Long-term loans grace period (in years)		2 years
EIB loans of Euro 1
Financial Liabilities
Nominal value			85,000,000
EIB loans of Euro 2
Financial Liabilities
Nominal value			85,000,000
EIB loans of Euro 3
Financial Liabilities
Nominal value			€ 100,000,000
Revolving Credit
Financial Liabilities
Amount extended		€ 937,559,000		937,559,000
Non-current loans and borrowings, Carrying amount		360,249,000
Revolving Credit, Maturity in 2025
Financial Liabilities
Carrying amount		€ 360,249,000		0	€ 330,000,000
Adjustment to interest rate basis (as a percent)		1.50%
Interest rate basis	SOFR
Other non-current loans
Financial Liabilities
Amount extended				235,000,000
Non-current loans and borrowings, Carrying amount				219,655,000
Other non-current loans | Minimum
Financial Liabilities
Interest rate		1.76%
Other non-current loans | Maximum | Euribor
Financial Liabilities
Adjustment to interest rate basis (as a percent)		6.70%
Other current loans
Financial Liabilities
Current loans and borrowings, Amount extended		€ 691,514,000		481,163,000
Current loans and borrowings, Carrying amount		€ 667,336,000		445,190,000
Other current loans | Minimum
Financial Liabilities
Interest rate		0.10%
Other current loans | Maximum | Euribor
Financial Liabilities
Adjustment to interest rate basis (as a percent)		6.70%
Senior Debt Due 2024
Financial Liabilities
Non-current loans and borrowings				218,628
Current loans and borrowings		€ 223,077,000
Nominal value		240,000,000
US Dollar | Senior debt - Tranche B, Maturity in 2027
Financial Liabilities
Amount extended		2,343,896,000		2,343,896,000
Non-current loans and borrowings, Carrying amount		2,066,822,000		2,163,773,000
Current loans and borrowings, Carrying amount		€ 21,756,000		5,635,000
US Dollar | Senior debt - Tranche B, Maturity in 2027 | SOFR
Financial Liabilities
Adjustment to interest rate basis (as a percent)		2.00%
US Dollar | Revolving Credit, Maturity in 2025
Financial Liabilities
Amount extended		€ 937,559,000		937,559,000
Non-current loans and borrowings, Carrying amount		€ 360,249,000
US Dollar | Revolving Credit, Maturity in 2025 | SOFR
Financial Liabilities
Adjustment to interest rate basis (as a percent)		1.50%
Euros | Senior debt - Tranche B, Maturity in 2027
Financial Liabilities
Amount extended		€ 1,360,000,000		1,360,000,000
Non-current loans and borrowings, Carrying amount		1,242,210,000		1,255,285,000
Current loans and borrowings, Carrying amount		€ 13,076,000		3,269,000
Euros | Senior debt - Tranche B, Maturity in 2027 | Euribor
Financial Liabilities
Adjustment to interest rate basis (as a percent)		2.25%
Euros | EIB Loan, Maturing in 2025
Financial Liabilities
Amount extended		€ 100,000,000		100,000,000
Non-current loans and borrowings, Carrying amount		€ 10,625,000		21,250,000
Interest rate		2.40%
Current loans and borrowings, Carrying amount		€ 10,625,000		10,625,000
Euros | EIB Loan, Maturing in 2027
Financial Liabilities
Amount extended		85,000,000		85,000,000
Non-current loans and borrowings, Carrying amount		€ 31,875,000		42,500,000
Interest rate		2.02%
Current loans and borrowings, Carrying amount		€ 10,625,000		10,625,000
Euros | EIB Loan, Maturing in 2028
Financial Liabilities
Amount extended		85,000,000		85,000,000
Non-current loans and borrowings, Carrying amount		€ 42,500,000		53,125,000
Interest rate		2.15%
Current loans and borrowings, Carrying amount		€ 10,625,000		€ 10,625,000